NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE SUMMARY PROSPECTUS DATED JANUARY 31, 2019

Susan Wager is no longer a portfolio manager of Nuveen Gresham Diversified Commodity Strategy Fund. Randy Migdal, John Clarke and Chad Kemper will continue to serve as portfolio managers of the Fund.

PLEASE KEEP THIS WITH YOUR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-GREDCS-1019P